Note 12 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current
Current income tax expense (recovery)	$ 29,175	$ 25,634
Deferred
Deferred income tax expense (recovery)	(6,568)	1,753
Total	22,607	27,387
Canada Revenue Agency [Member]
Current
Canada, current income tax expense (recovery)	(791)	3,689
Deferred
Canada, deferred income tax expense (recovery)	(294)	(317)
Internal Revenue Service (IRS) [Member]
Current
United States, current income tax expense (recovery)	29,966	21,945
Deferred
United States, deferred income tax expense (recovery)	$ (6,274)	$ 2,070